Royalty, Stream and Working Interests - Royalties, Streams and Working Interests (Details) $ in Millions, $ in Millions			12 Months Ended
	Mar. 30, 2024 USD ($)	Jan. 19, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Mar. 30, 2024 AUD ($)	Dec. 31, 2022 USD ($)
Royalty, stream and working interests
Royalty, stream and working interests, net			$ 4,027.1	$ 4,031.1		$ 4,927.5
Royalty, stream and working interest, net depletable			2,990.9	3,059.1
Royalty, stream and working interest, net non-depletable			1,036.2	972.0
Impairment (charges) and reversals			1,173.3
Sale of net smelter royalty		$ 4.7
Fortuna Silver Mines
Royalty, stream and working interests
Option to buy back of NSR (as a percent)	0.60%				0.60%
Percentage of NSR	1.20%
Consideration paid for options to buy-back royalty	$ 6.5				$ 10
Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			9,088.5	9,181.2
Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			(3,888.1)	(5,150.1)
Impairment (losses) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net			(1,173.3)
Mining Royalties
Royalty, stream and working interests
Royalty, stream and working interests, net			948.7	942.2		865.8
Mining Royalties | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			1,709.7	1,717.5
Mining Royalties | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			(761.0)	(775.3)
Streams
Royalty, stream and working interests
Royalty, stream and working interests, net			1,359.0	1,310.8		2,447.4
Impairment (charges) and reversals			1,169.2
Streams | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			4,763.6	4,774.3
Streams | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			(2,235.4)	(3,463.5)
Streams | Impairment (losses) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net			(1,169.2)
Energy
Royalty, stream and working interests
Royalty, stream and working interests, net			1,146.4	1,238.0		1,181.5
Impairment (charges) and reversals			4.1
Energy | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			1,976.0	2,084.5
Energy | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			(825.5)	(846.5)
Energy | Impairment (losses) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net			(4.1)
Advanced
Royalty, stream and working interests
Royalty, stream and working interests, net			396.0	359.5		371.0
Advanced | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			444.5	406.1
Advanced | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			(48.5)	(46.6)
Exploration
Royalty, stream and working interests
Royalty, stream and working interests, net			177.0	180.6		$ 61.8
Exploration | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			194.7	198.8
Exploration | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			$ (17.7)	$ (18.2)